Non-Current Liabilities - Provisions (Tables)	12 Months Ended
Jun. 30, 2024
Non-current provisions [abstract]
Summary of Non-Current Liabilities - Provisions

	June 30, 2024	June 30, 2023

	US$	US$
Long service leave	9,877	7,631
Total non-current provisions	9,877	7,631